UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31,

Date of reporting period:  SEPTEMBER 30, 2007




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED SEPTEMBER 30, 2007

                        California Bond Fund



[LOGO OF USAA]
   USAA(R)

                                 USAA CALIFORNIA
                                        BOND Fund

                                          [GRAPHIC OF USAA CALIFORNIA BOND FUND]

                        S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
   SEPTEMBER 30, 2007

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    1

MANAGERS' COMMENTARY                                                          4

FUND RECOGNITION                                                              7

INVESTMENT OVERVIEW                                                           9

FINANCIAL INFORMATION

    Portfolio of Investments                                                 17

    Notes to Portfolio of Investments                                        24

    Financial Statements                                                     25

    Notes to Financial Statements                                            28

EXPENSE EXAMPLE                                                              38

ADVISORY AGREEMENT                                                           40

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2007, USAA. All rights reserved.

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                       "

                                        IN MY OPINION, INCOME TAXES FOR
[PHOTO OF CHRISTOPHER W. CLAUS]    INDIVIDUALS AND BUSINESSES COULD INCREASE
                                      AFTER THE 2008 PRESIDENTIAL ELECTION.

                                                       "

                                                                    October 2007
--------------------------------------------------------------------------------

         Tax-exempt securities are looking better and better. Yes, they have always appealed to investors because of the tax-free income they provide. But they may become even more attractive in the years ahead as our nation grapples with its financial challenges and the federal government seeks additional sources of revenue to deal with them.

         The United States remains engaged in an expensive war on terrorism, which has created hardships for many military families and stretched the national budget. Meanwhile, baby boomers are reaching retirement age without adequate savings, putting the Social Security system at risk. At some point, the government's funding needs - for the war, Social Security, Medicare, and other pressing concerns - will likely require additional revenue. In my opinion, income taxes for individuals and businesses could increase after the 2008 presidential election. A hike in taxes on capital gains and dividend payments is also possible.

         Tax-exempt investments may be desirable for two other reasons - inflation and interest rates. Inflation remains the Federal Reserve Board's (the Fed's) primary concern; as of this writing, it is running within the Fed's so-called "comfort zone" of 2% or less, even though oil prices are at record levels. If economic growth continues to moderate, inflationary pressures may dissipate, an outcome that seems likely given the downturn in the residential housing market.

         Under these circumstances, I encourage our members to at least match their investments with their investment horizons, locking in the higher yields of longer maturity funds wherever possible. For taxpayers in the 25% or higher marginal tax brackets, tax-exempt securities may be

2

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         from the PRESIDENT

         particularly valuable because their interest income is free from federal taxes and, in some cases, state taxes.

         At USAA Investment Management Company, we continue to be pleased with the performance of our tax-exempt bond funds, all of which are four- and five-star rated by Morningstar. Even though our municipal funds had no direct exposure to subprime lending and their credit ratings remained secure, their prices were affected by problems among subprime lenders, borrowers, and mortgage holders. In the turmoil, many investors fled to quality, increasing demand for U.S. Treasury securities at the expense of all other asset classes. By mid-August, municipal bonds were a bargain.

         Our funds - like the bond market as a whole - rebounded sharply after the Fed cut the discount rate on August 7, then followed up by cutting the federal funds rate by one-half a percentage point on September 18. We expect the Fed to reduce short-term interest rates further. In recognition of this possibility, we believe 10-year Treasury yields should continue trading at around 4.5% over the next 12 months.

         From all of us here, thank you for your business. We will continue working hard to provide you with tax-exempt income that is not subject to the alternative minimum tax (AMT) for individual taxpayers.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board
         USAA Mutual Funds Trust

         As interest rates rise, existing bond prices fall. o Some income may be subject to state or local taxes or the federal alternative minimum tax.

 . . . C O N T I N U E D
========================--------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                     MORNINGSTAR RATINGS(TM)                               # funds
                   for period ending 9/30/2007                                in      # funds   # funds
USAA                                                     Morningstar       Overall/      in        in
Fund Name          Overall    3-Year  5-Year  10-Year    Category           3-Year     5-Year   10-Year
-------------------------------------------------------------------------------------------------------
CALIFORNIA BOND      ****       4       4       4        Muni California     151        141       116
                                                          Long

FLORIDA TAX-FREE     ****       4       4       4        Muni Florida         49         49        46
 INCOME

NEW YORK BOND        ****       4       4       5        Muni New York       108        103        85
                                                          Long

TAX EXEMPT           *****      4       5       5        Muni National       256        245       189
 LONG-TERM                                                Long

TAX EXEMPT           *****      5       5       5        Muni National       244        213       128
 INTERMEDIATE-TERM                                        Intermediate

TAX EXEMPT           ****       4       4       4        Muni National       129         91        60
 SHORT-TERM                                               Short

VIRGINIA BOND        *****      5       5       5        Muni Single State   312        291       243
                                                          Intermediate
-------------------------------------------------------------------------------------------------------

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8181 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF ROBERT R. PARISEAU]              [PHOTO OF JOHN C. BONNELL]

ROBERT R. PARISEAU, CFA                    JOHN C. BONNELL, CFA
USAA Investment Management Company         USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM APRIL 1, 2007, TO SEPTEMBER 30, 2007?

         Your tax-exempt USAA California Bond Fund provided a total return of -0.26%, which matched the average of -0.26% for the 119 funds in the Lipper California Municipal Debt Funds Average. This compares to a 1.15% return for the Lehman Brothers Municipal Bond Index and a 0.01% return for the Lipper California Municipal Debt Funds Index. The Fund's tax-exempt distributions over the prior 12 months produced a dividend yield of 4.44%, above the 3.90% of the Lipper category average.

WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THE PERIOD?

         In September, the Federal Reserve Board (the Fed) reduced short-term interest rates from 5.25% to 4.75%. The rate cut came in response to a liquidity squeeze in the credit markets, sparked by problems in the subprime mortgage sector. Fed governors seemed to believe the risk of a recession and the need for liquidity outweighed the possibility that lower interest rates would increase inflationary pressures.

         At the end of the reporting period, yields on 30-year AAA general obligation bonds were 4.49%, up from 4.19% six months earlier. Early in the period, municipal yields rose in response to the worldwide economic strength. However, as problems arose in the subprime mortgage market, investors fled to the safety of

         REFER TO PAGES 13 AND 14 FOR BENCHMARK DEFINITIONS.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         U.S. government securities, pushing Treasury yields lower. A lack of liquidity in the credit markets (except U.S. Treasuries) drove municipal and corporate bond yields higher. Individual investors - long the traditional holders of municipals - took note and, seeing that municipals were trading at historic lows relative to Treasuries, started to move more of their money into these securities, which pushed municipal prices higher by the period end. (Bond prices and yields move inversely to each other.) Meanwhile, municipal credit quality remained stable throughout the period.

WHAT WERE THE CONDITIONS IN THE STATE OF CALIFORNIA?

         California's progress with its fiscal problems resulted in upgrades by all three rating agencies. The state is currently rated A1, A+, and A+ by Moody's Ratings Service, Standard & Poor's Ratings, and Fitch Ratings, respectively. However, California is facing a slowing economy and, in particular, a weak real estate sector. We will continue to monitor these and any other issues that could affect California's credit quality.

WHAT WERE YOUR STRATEGIES FOR BUYING AND SELLING?

         We  continue  to  invest  the  Fund  in  a  diversified   portfolio  of
         longer-term, primarily investment-grade municipal bonds that are not subject to the federal alternative minimum tax (AMT) for individuals.

         Our investments have an income orientation because over time income usually provides the majority of a bond's total return.

         During the period, our highly experienced research staff helped us identify investment opportunities among attractively priced medium-grade securities (rated BBB and A), which added incremental tax-exempt income to the Fund.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                             COMMENTARY on the Fund

WHAT IS THE OUTLOOK?

         The market's expectations for inflation and long-term economic growth determine the direction of long-term rates. The housing market remains the wild card for both the economic outlook and Fed policy, although the impact has so far been mitigated by solid employment data and consumer spending.

         Regardless of what the Fed does, we believe that shareholders should remain focused on their investment goals. Going forward, they should expect most of their return to come from the income generated by the Fund. As always, we endeavor to maximize the portfolio's after-tax total return.

         Thank you for the trust you have placed in us. Rest assured that we will continue to work hard on your behalf.

 F U N D
=============-------------------------------------------------------------------
              RECOGNITION

USAA CALIFORNIA BOND FUND

--------------------------------------------------------------------------------
                         OVERALL MORNINGSTAR RATING(TM)
              out of 151 municipal California long-term bond funds
                    for the period ended September 30, 2007:

                                 OVERALL RATING
                                  *   *   *   *

                3-YEAR                 5-YEAR                  10-YEAR
                * * * *                * * * *                 * * * *
           out of 151 funds        out of 141 funds        out of 116 funds

        The Overall  Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its
        three-, five-, and 10-year (if applicable)Morningstar Rating metrics.
                   Ratings are based on risk-adjusted returns.
--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         RECOGNITION

USAA CALIFORNIA BOND FUND

                         [LOGO OF LIPPER LEADER EXPENSE]

The Fund is listed as a Lipper Leader for Expense of 182 funds within the Lipper California Municipal Debt Funds category for the overall period ended September 30, 2007. The Fund received a Lipper Leader rating for Expense among 182, 165, and 116 funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of September 30, 2007.

RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2007, REUTERS, ALL RIGHTS RESERVED.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA CALIFORNIA BOND FUND (Ticker Symbol: USCBX)

OBJECTIVE
--------------------------------------------------------------------------------

High level of current interest income that is exempt from federal and California state income taxes.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

Invests   primarily  in   long-term   investment-grade   California   tax-exempt
securities. The Fund's dollar-weighted average portfolio maturity is not restricted, but is expected to be greater than 10 years.


--------------------------------------------------------------------------------
                                           9/30/07                   3/31/07
--------------------------------------------------------------------------------
Net Assets                              $714.1 Million            $726.0 Million
Net Asset Value Per Share                   $10.77                    $11.04
Tax-Exempt Dividends Per
   Share Last 12 Months                     $0.479                    $0.480
Capital Gain Distributions Per
   Share Last 12 Months                     $0.127                    $0.127


--------------------------------------------------------------------------------
                                           9/30/07                   3/31/07
--------------------------------------------------------------------------------
Dollar-Weighted Average
   Portfolio Maturity                    17.9 Years                18.2 Years


DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

----------------------------------------------------------
SIX-MONTH TOTAL RETURN AND 30-DAY SEC YIELD* AS OF 9/30/07
----------------------------------------------------------


3/31/07 TO 9/30/07                        30-DAY SEC YIELD
    -0.26%**                                     4.12%

----------------
EXPENSE RATIO(+)
----------------

      0.53%


 * CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

** TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
   SIX-MONTH RETURN IS CUMULATIVE.

(+)THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED AUGUST 1, 2007, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS
(ANA). THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NO  ADJUSTMENT  HAS  BEEN  MADE  FOR  TAXES  PAYABLE  BY  SHAREHOLDERS  ON THEIR
REINVESTED  NET   INVESTMENT   INCOME   DIVIDENDS  AND  REALIZED   CAPITAL  GAIN
DISTRIBUTIONS.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDED SEPTEMBER 30, 2007

--------------------------------------------------------------------------------
               TOTAL RETURN    =       DIVIDEND RETURN      +       PRICE CHANGE
--------------------------------------------------------------------------------
10 YEARS          4.92%        =            4.87%           +           0.05%
5 YEARS           3.71%        =            4.40%           +          (0.69)%
1 YEAR            1.76%        =            4.29%           +          (2.53)%

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDED SEPTEMBER 30, 2007

         [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

                 TOTAL RETURN       DIVIDEND RETURN       CHANGE IN SHARE PRICE
9/30/1998            10.15%              5.69%                    4.46%
9/30/1999            -3.00               4.93                    -7.93
9/30/2000             6.37               5.71                     0.66
9/30/2001             9.79               5.37                     4.42
9/30/2002             7.91               4.94                     2.97
9/30/2003             2.64               4.45                    -1.81
9/30/2004             5.06               4.50                     0.56
9/30/2005             4.65               4.39                     0.26
9/30/2006             4.50               4.43                     0.07
9/30/2007             1.76               4.29                    -2.53

                                   [END CHART]

         TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

--------------------------------------------------------------------------------
TAXABLE EQUIVALENT ILLUSTRATION
--------------------------------------------------------------------------------

To match the USAA California Bond Fund's Dividend Return on Page 10,

and assuming California state tax rates of:    8.00%    9.30%    9.30%    9.30%
and assuming marginal federal tax rates of:   25.00%   28.00%   33.00%   35.00%

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

                  DIVIDEND
  PERIOD           RETURN
---------        ---------
10 Years           4.87%                       7.06%    7.46%    8.01%    8.26%
5 Years            4.40%                       6.38%    6.74%    7.24%    7.46%
1 Year             4.29%                       6.22%    6.57%    7.06%    7.28%

To match the USAA California Bond Fund's closing 30-day SEC Yield of 4.12%,

A FULLY TAXABLE INVESTMENT MUST PAY:           5.97%    6.31%    6.78%    6.99%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                         CUMULATIVE PERFORMANCE COMPARISON

                    [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  LEHMAN BROTHERS                                 LIPPER CALIFORNIA
                  MUNICIPAL BOND          USAA CALIFORNIA           MUNICIPAL DEBT
                       INDEX                 BOND FUND               FUNDS INDEX
                  ---------------         ----------------        -----------------
09/30/97            $10,000.00               $10,000.00               $10,000.00
10/31/97             10,064.45                10,072.58                10,058.96
11/30/97             10,123.72                10,142.53                10,119.78
12/31/97             10,271.34                10,319.80                10,280.78
01/31/98             10,377.26                10,429.09                10,381.57
02/28/98             10,380.41                10,428.29                10,379.64
03/31/98             10,389.65                10,448.57                10,382.07
04/30/98             10,342.78                10,373.27                10,314.29
05/31/98             10,506.39                10,557.63                10,489.88
06/30/98             10,547.86                10,616.57                10,532.81
07/31/98             10,574.22                10,644.52                10,554.06
08/31/98             10,737.61                10,862.84                10,733.41
09/30/98             10,871.48                11,014.86                10,895.07
10/31/98             10,871.25                10,964.25                10,857.70
11/30/98             10,909.34                11,022.27                10,906.59
12/31/98             10,936.83                11,030.75                10,913.38
01/31/99             11,066.87                11,162.77                11,034.57
02/28/99             11,018.64                11,111.79                10,980.02
03/31/99             11,033.74                11,123.50                11,000.54
04/30/99             11,061.23                11,131.70                11,016.74
05/31/99             10,997.23                11,046.26                10,929.87
06/30/99             10,839.02                10,840.35                10,750.73
07/31/99             10,878.46                10,847.06                10,771.52
08/31/99             10,791.25                10,706.41                10,637.54
09/30/99             10,795.75                10,684.01                10,630.22
10/31/99             10,678.79                10,446.27                10,445.80
11/30/99             10,792.38                10,527.99                10,551.11
12/31/99             10,711.92                10,454.44                10,440.04
01/31/00             10,665.27                10,380.50                10,366.40
02/29/00             10,789.22                10,553.18                10,535.77
03/31/00             11,024.95                10,799.43                10,806.12
04/30/00             10,959.82                10,720.94                10,707.91
05/31/00             10,902.80                10,680.61                10,654.68
06/30/00             11,191.72                11,014.27                10,962.14
07/31/00             11,347.44                11,201.90                11,138.67
08/31/00             11,522.32                11,421.97                11,380.02
09/30/00             11,462.38                11,364.33                11,309.63
10/31/00             11,587.45                11,490.76                11,413.12
11/30/00             11,675.12                11,594.84                11,497.18
12/31/00             11,963.58                11,954.77                11,792.65
01/31/01             12,082.12                11,932.64                11,842.60
02/28/01             12,120.43                11,983.12                11,880.85
03/31/01             12,229.06                12,097.73                11,957.91
04/30/01             12,096.55                11,800.38                11,723.19
05/31/01             12,226.81                11,927.22                11,868.02
06/30/01             12,308.61                11,997.33                11,943.84
07/31/01             12,490.93                12,227.46                12,141.54
08/31/01             12,696.69                12,566.64                12,452.36
09/30/01             12,654.09                12,478.52                12,375.20
10/31/01             12,804.86                12,587.24                12,505.74
11/30/01             12,696.91                12,492.86                12,393.31
12/31/01             12,576.79                12,347.71                12,253.32
01/31/02             12,794.95                12,485.89                12,423.59
02/28/02             12,949.09                12,626.38                12,560.27
03/31/02             12,695.34                12,365.98                12,272.76
04/30/02             12,943.46                12,564.86                12,488.30
05/31/02             13,022.11                12,640.66                12,582.48
06/30/02             13,159.81                12,733.25                12,680.15
07/31/02             13,329.05                12,876.41                12,823.01
08/31/02             13,489.29                13,093.81                13,004.73
09/30/02             13,784.74                13,468.82                13,352.23
10/31/02             13,556.22                13,082.26                12,993.26
11/30/02             13,499.88                13,050.47                12,957.28
12/31/02             13,784.74                13,373.05                13,230.78
01/31/03             13,749.80                13,281.48                13,119.69
02/28/03             13,942.04                13,547.25                13,321.55
03/31/03             13,950.38                13,557.70                13,312.07
04/30/03             14,042.55                13,703.75                13,424.11
05/31/03             14,371.35                14,069.71                13,753.00
06/30/03             14,310.28                13,899.74                13,642.63
07/31/03             13,809.53                13,306.88                13,122.41
08/31/03             13,912.52                13,468.48                13,209.95
09/30/03             14,321.55                13,824.88                13,590.09
10/31/03             14,249.43                13,767.39                13,552.26
11/30/03             14,397.95                13,964.11                13,720.78
12/31/03             14,517.16                14,081.83                13,835.25
01/31/04             14,600.32                14,107.66                13,900.51
02/29/04             14,820.05                14,383.63                14,142.78
03/31/04             14,768.44                14,308.67                14,059.96
04/30/04             14,418.68                13,933.60                13,716.75
05/31/04             14,366.39                13,880.51                13,662.64
06/30/04             14,418.68                13,945.40                13,727.46
07/31/04             14,608.43                14,139.37                13,905.65
08/31/04             14,901.18                14,407.87                14,183.52
09/30/04             14,980.28                14,524.77                14,271.53
10/31/04             15,109.19                14,667.73                14,398.04
11/30/04             14,984.56                14,512.61                14,286.90
12/31/04             15,167.56                14,762.69                14,474.59
01/31/05             15,309.31                14,917.18                14,641.27
02/28/05             15,258.38                14,865.69                14,592.54
03/31/05             15,162.15                14,747.44                14,498.09
04/30/05             15,401.26                14,988.52                14,740.37
05/31/05             15,510.11                15,093.51                14,853.62
06/30/05             15,606.34                15,200.65                14,950.99
07/31/05             15,535.80                15,146.52                14,893.76
08/31/05             15,692.65                15,294.33                15,060.87
09/30/05             15,586.96                15,203.48                14,949.48
10/31/05             15,492.30                15,104.58                14,858.05
11/30/05             15,566.67                15,172.05                14,918.69
12/31/05             15,700.54                15,323.02                15,067.12
01/31/06             15,742.91                15,346.78                15,107.70
02/28/06             15,848.60                15,498.95                15,228.71
03/31/06             15,739.30                15,391.86                15,136.31
04/30/06             15,733.89                15,346.51                15,108.29
05/31/06             15,803.98                15,416.50                15,192.31
06/30/06             15,744.48                15,350.61                15,125.61
07/31/06             15,931.76                15,529.82                15,308.63
08/31/06             16,168.17                15,783.93                15,543.18
09/30/06             16,280.62                15,885.24                15,642.79
10/31/06             16,382.71                16,010.11                15,750.09
11/30/06             16,519.28                16,181.72                15,886.13
12/31/06             16,460.91                16,108.88                15,821.43
01/31/07             16,418.77                16,060.81                15,794.19
02/28/07             16,635.12                16,279.25                15,987.24
03/31/07             16,594.10                16,207.69                15,939.59
04/30/07             16,643.23                16,264.31                15,993.57
05/31/07             16,569.54                16,175.59                15,920.43
06/30/07             16,483.67                16,073.73                15,818.65
07/31/07             16,611.46                16,115.99                15,902.63
08/31/07             16,539.79                15,868.87                15,708.74
09/30/07             16,784.53                16,163.34                15,940.43

                                    [END CHART]

         DATA FROM 9/30/97 THROUGH 9/30/07.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

The graph illustrates the comparison of a $10,000 investment in the USAA California Bond Fund to the following benchmarks:

         o The broad-based Lehman Brothers Municipal Bond Index is an unmanaged index that tracks total return performance for the long-term, investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman index, because the index does not reflect any deduction for fees, expenses, or taxes.

         o The unmanaged Lipper California Municipal Debt Funds Index tracks the total return performance of the 30 largest funds within the Lipper California Municipal Debt Funds category that limit their assets to those securities exempt from taxation in the state of California.

14

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                       12-MONTH DIVIDEND YIELD COMPARISON

                 [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                                                   LIPPER CALIFORNIA MUNICIPAL
                   USAA CALIFORNIA BOND FUND           DEBT FUNDS AVERAGE
                   -------------------------       ---------------------------
9/30/1998                    5.18%                           4.56%
9/30/1999                    5.50                            4.74
9/30/2000                    5.39                            4.72
9/30/2001                    4.98                            4.44
9/30/2002                    4.51                            4.20
9/30/2003                    4.42                            4.12
9/30/2004                    4.35                            4.04
9/30/2005                    4.31                            3.93
9/30/2006                    4.29                            3.85
9/30/2007                    4.44                            3.90

                                   [END CHART]

         THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST ADJUSTED MONTH-END NET ASSET VALUE. THE NET ASSET VALUE IS ADJUSTED FOR A PORTION OF THE CAPITAL GAINS DISTRIBUTED DURING THE PREVIOUS NINE MONTHS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 9/30/98 TO 9/30/07.

         THE LIPPER CALIFORNIA MUNICIPAL DEBT FUNDS AVERAGE IS AN AVERAGE PERFORMANCE LEVEL OF ALL CALIFORNIA MUNICIPAL DEBT FUNDS, REPORTED BY LIPPER INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

---------------------------------------------
               TOP 10 INDUSTRIES
               (% of Net Assets)
---------------------------------------------

Escrowed Bonds                        20.8%

Hospital                              14.8%

General Obligation                    11.1%

Special Assessment/Tax/Fee             9.8%

Real Estate Tax/Fee                    7.1%

Appropriated Debt                      7.0%

Nursing/CCRC                           6.9%

Electric/Gas Utilities                 6.7%

Water/Sewer Utility                    6.5%

Multifamily Housing                    4.1%
---------------------------------------------

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 17-23.

16

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                     PORTFOLIO RATINGS MIX
                           9/30/07

 [PIE CHART OF PORTFOLIO MIX]

AAA                        52%
AA                         17%
A                          25%
BBB                         6%

        [END CHART]

         The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc. If unrated by these agencies, USAA Investment Management Company must determine the equivalent rating.

         PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2007 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         PERIODIC AUCTION RESET BONDS - interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

         (INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holding Ltd., MBIA Insurance Corp., Radian Asset Assurance Inc., or XL Capital Assurance.

         (NBGA)    Principal and interest  payments are  guaranteed by a nonbank
                   guarantee   agreement  from   California   Health   Insurance
                   Construction Loan Insurance Program or California State GO.

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

         ABAG      Association of Bay Area Governments
         CCD       Community College District
         COP       Certificate of Participation
         CP        Commercial Paper
         ETM       Escrowed to final maturity
         GO        General Obligation
         MFH       Multifamily Housing
         PRE       Prerefunded to a date prior to maturity
         RB        Revenue Bond
         SAVRS     Select Auction Variable-Rate Securities
         USD       Unified School District

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                           COUPON                   FINAL                MARKET
   AMOUNT      SECURITY                                               RATE                MATURITY                 VALUE
------------------------------------------------------------------------------------------------------------------------
               FIXED-RATE INSTRUMENTS (98.8%)

               CALIFORNIA (97.6%)
  $16,700      ABAG Finance Auth. COP, Series 1999 (INS)(a)           6.20%             11/01/2029              $ 17,440
   17,520      ABAG Water and Wastewater RB,
                 Series 2006A (INS)                                   4.75               3/01/2036                17,425
    4,500      Antelope Valley Healthcare District RB,
                 Series 1997B (INS)                                   5.20               1/01/2027                 4,603
    6,985      Arcadia USD GO, Series 2006A (INS)                     4.88(b)            8/01/2028                 2,460
               Baldwin Park USD Election of 2002 GO,
    6,100        Series 2006 (INS)                                    5.00(b)            8/01/2031                 1,819
    6,375        Series 2006 (INS)                                    5.01(b)            8/01/2032                 1,798
               Chabot-Las Positas CCD GO,
   14,595        Series 2006C (INS)                                   5.06(b)            8/01/2034                 3,689
   10,000        Series 2006C (INS)                                   5.07(b)            8/01/2035                 2,395
   12,605      Coast CCD Election of 2002 GO,
                 Series 2006C (INS)                                   5.48(b)            8/01/2034                 3,054
    5,000      Coronado Community Development Agency
                 Tax Allocation Bonds,
                 Series 2000 (INS)(PRE)                               5.60               9/01/2030                 5,391
               Educational Facilities Auth. RB,
    4,140        Series 2000 (Univ. of the Pacific)(INS)(PRE)         5.75              11/01/2030                 4,420
    1,860        Series 2000 (Univ. of the Pacific)(INS)              5.75              11/01/2030                 1,965
    8,000        Series N (Stanford Univ.)                            5.20              12/01/2027                 8,097
    5,945      Escondido COP, Series 2000A (INS)                      5.75               9/01/2030                 6,301
    2,000      Fontana USD GO, Series 1990D (INS)                     5.75               5/01/2022                 2,101
    1,500      Fresno Airport RB, Series 2000A (INS)                  5.50               7/01/2030                 1,574
   17,000      Golden State Tobacco Securitization RB,
                 Series 2007A-1                                       5.00               6/01/2033                15,039
               Golden State Tobacco Securitization
                 RB (State Appropriation Enhanced),
   12,000        Series 2003B (PRE)                                   5.50               6/01/2033                13,157
   10,000        Series 2005A (INS)                                   5.00               6/01/2035                10,239
   18,000        Series 2005A, 4.55%, 6/01/2010 (INS)                 4.57(c)            6/01/2022                15,460
               Health Facilities Financing Auth. RB,
    1,000        Series 1997A (Sunny View)(NBGA)                      5.50               1/01/2019                 1,015
    2,200        Series 2004A (Marshall Medical Center)(NBGA)         5.00              11/01/2024                 2,248
    2,000        Series 2004A (Marshall Medical Center)(NBGA)         5.00              11/01/2029                 2,018
   16,510        Series 2005 (Cedars Sinai Medical Center)            5.00              11/15/2034                16,547

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                           COUPON                   FINAL                MARKET
   AMOUNT      SECURITY                                               RATE                MATURITY                 VALUE
------------------------------------------------------------------------------------------------------------------------
  $10,155        Series 2006 (Nevada Methodist Homes)(NBGA)           5.00%              7/01/2036              $ 10,186
    6,000        Series 2006A (Kaiser Permanente)                     5.25               4/01/2039                 6,101
   17,085        Series 2007A (Sutter Health)                         5.25              11/15/2046                17,491
    3,000      Housing Finance Agency MFH RB,
                 Series 1996A (INS)                                   6.05               8/01/2027                 3,071
               Infrastructure and Economic Development Bank RB,
    1,000        Series 2000 (Scripps Research Institute)             5.63               7/01/2020                 1,021
    1,250        Series 2000 (Scripps Research Institute)             5.75               7/01/2030                 1,277
    6,000      Inland Empire Tobacco Securitization Auth. RB,
                 Series 2007B, 5.75%, 12/01/2011                      5.75(c)            6/01/2026                 4,677
    5,000      Irvine USD Financing Auth. Special Tax RB,
                 Series 2005A (INS)                                   5.00               9/01/2038                 5,116
               Long Beach Bond Finance Auth. RB,
    5,000        Series 2007A(d)                                      5.00              11/15/2029                 4,983
   10,000        Series 2007A(d)                                      5.00              11/15/2035                 9,800
   20,700      Los Angeles Department of Water and Power
                 RB, Series 2003A, Subseries A-2(a)                   5.00               7/01/2030                21,277
   10,000      Los Angeles Municipal Improvement Corp. RB,
                 Series 2007-B1 (INS)                                 4.75               8/01/2032                10,030
    5,000      Los Angeles USD GO, Election of 2004,
                 Series H (INS)                                       5.00               7/01/2032                 5,234
    1,000      Los Banos Redevelopment Agency Tax
                 Allocation Bonds, Series 2006 (INS)                  5.00               9/01/2036                   986
    7,070      Marina Coast Water District COP, Series 2006 (INS)     5.00               6/01/2037                 7,247
               Menlo Park Community Development Agency
                 Tax Allocation Bonds,
    2,500        Series 2000 (INS)(PRE)                               5.45               6/01/2021                 2,674
    6,390        Series 2000 (INS)(PRE)                               5.50               6/01/2025                 6,843
               Municipal Finance Auth. RB,
    1,405        Series 2006 (INS)                                    5.00               6/01/2031                 1,390
    1,000        Series 2006 (INS)                                    5.00               6/01/2036                   986
               Norwalk Redevelopment Agency Tax
                 Allocation Refunding Bonds,
    5,000        Series 2005A (INS)                                   5.00              10/01/2030                 5,158
    3,500        Series 2005A (INS)                                   5.00              10/01/2035                 3,594
   15,200      Oakland USD GO, Series 2000F (INS)(PRE)                5.50               8/01/2024                16,046

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                           COUPON                   FINAL                MARKET
   AMOUNT      SECURITY                                               RATE                MATURITY                 VALUE
------------------------------------------------------------------------------------------------------------------------
               Poway Redevelopment Agency Tax
                 Allocation Refunding Bonds,
  $ 4,030        Series 2000 (INS)(PRE)                               5.75%              6/15/2033               $ 4,385
      970        Series 2000 (INS)                                    5.75               6/15/2033                 1,043
   10,000      Riverside County Public Financing Auth. Tax
                 Allocation RB, Series 2006A (INS)                    4.75              10/01/2035                 9,931
    7,030      Sacramento City Financing Auth. RB,
                 Series 2006A (INS)                                   5.00              12/01/2036                 7,257
   20,225      Sacramento County Sanitation District
                 Finance Auth. RB, Series 2000 (INS)(PRE)             5.63              12/01/2030                21,733
   10,990      Sacramento Municipal Utility District
                 Financing Auth. RB, Series 2006 (INS)                4.75               7/01/2025                11,206
               San Bernardino County Redevelopment
                 Agency Tax Allocation Bonds,
   12,805        Series 2005A (San Sevaine Redevelopment
                 Project)(INS)(a)                                     5.00               9/01/2030                12,684
   11,340        Series 2005A (San Sevaine Redevelopment
                 Project)(INS)                                        5.00               9/01/2035                11,139
    1,110      San Diego County COP, Series 2006                      5.00               9/01/2023                 1,102
    8,000      San Francisco Bay Area Rapid Transit RB,
                 Series 1999 (INS)(PRE)                               5.50               7/01/2029                 8,360
               San Francisco City and County Airport RB,
    3,190        2nd Series-Issue 24B (INS)(PRE)                      5.63               5/01/2025                 3,392
    8,845        2nd Series-Issue 24B (INS)(PRE)                      5.63               5/01/2030                 9,404
    5,000      San Francisco City and County Redevelopment
                 Financing Auth. RB, Series 2006B (INS)               4.88               8/01/2036                 4,798
               San Jose GO,
    2,365        Series 2001 (Library & Parks Project)(INS)           5.10               9/01/2020                 2,478
    2,000        Series 2001 (Library & Parks Project)(INS)           5.10               9/01/2021                 2,096
    4,455      San Jose MFH RB, Series 1992A                          4.95               4/01/2012                 4,546
    5,000      San Jose Redevelopment Agency Tax Allocation
                 Refunding Bonds, Series 2006C (INS)                  4.45               8/01/2032                 4,775
   14,000      Santa Ana USD GO, Series 2000 (INS)                    5.70               8/01/2029                14,814
   11,215      Santa Clara Valley Water District COP,
                 Series 2000A (INS)(PRE)                              5.63               2/01/2025                11,750
    1,750      Sierra View Local Health Care District RB,
                 Series 2007                                          5.25               7/01/2037                 1,752
               Solano CCD Election of 2002 GO,
    9,645        Series B (2006)(INS)                                 4.96(b)            8/01/2028                 3,397
    9,735        Series B (2006)(INS)                                 5.00(b)            8/01/2030                 3,068

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                           COUPON                   FINAL                MARKET
   AMOUNT      SECURITY                                               RATE                MATURITY                 VALUE
------------------------------------------------------------------------------------------------------------------------
  $10,000      South Orange County Public Financing Auth.
                 Special Tax RB, Series 2005A (INS)                   5.00%              8/15/2032              $ 10,357
               State GO,
      790        Series 1999 (INS)(PRE)                               5.88              10/01/2026                   835
    2,740        Series 1999 (INS)(PRE)                               5.88              10/01/2026                 2,897
    6,470        Series 1999 (INS)(PRE)                               5.88              10/01/2026                 6,840
   27,825        Series 2000 (INS)(PRE)                               5.75               3/01/2030                29,560
    5,450        Series 2003                                          5.00               2/01/2032                 5,525
    6,770        Series 2005                                          5.00               3/01/2032                 6,897
    5,000        Series 2006                                          4.50              10/01/2036                 4,681
    6,000      State GO Refunding Bonds, Series 2007                  4.50               8/01/2030                 5,736
               State Public Works Board Lease RB,
    6,500        Series 2004F                                         5.00              11/01/2029                 6,665
    2,400        Series 2005A                                         5.25               6/01/2024                 2,526
    2,500        Series 2005A                                         5.25               6/01/2025                 2,626
    7,900        Series 2005A                                         5.25               6/01/2030                 8,195
    5,470        Series 2006A                                         5.00               4/01/2031                 5,563
    6,875        Series 2006C                                         5.00               4/01/2031                 6,992
    5,705        Series 2006D                                         5.00               4/01/2031                 5,802
   10,000      State Veterans GO, Series CC (NBGA)                    4.50              12/01/2037                 9,350
               Statewide Communities Development Auth. RB,
   17,500        Series 2001C (Kaiser Permanente)                     5.25               8/01/2031                17,915
    8,000        Series 2002A (Kaiser Permanente)                     5.50              11/01/2032                 8,208
    5,000        Series 2002A (Univ. Irvine Apt.)(INS)                5.50               8/01/2022                 5,120
    5,115        Series 2006 (CHF-Irvine, UCI East)                   5.00               5/15/2031                 4,946
    3,370        Series 2006 (CHF-Irvine, UCI East)                   5.00               5/15/2032                 3,247
    9,000        Series 2006 (CHF-Irvine, UCI East)                   5.00               5/15/2038                 8,547
    2,225        Series 2007A (Hollenbeck Palms/
                 Magnolia Court)(INS)                                 4.50               2/01/2027                 2,075
    5,000        Series 2007A (Hollenbeck Palms/
                 Magnolia Court)(INS)                                 4.60               2/01/2037                 4,554
   15,000        Series 2007A (Kaiser Permanente)                     4.75               4/01/2033                14,452
   19,080      Suisun City Public Financing Auth. RB,
                 Series 1998A                                         5.37(b)           10/01/2033                 4,856
               Univ. of California RB,
    6,775        Series 2005G (INS)                                   4.75               5/15/2030                 6,838
    5,000        Series 2005G (INS)                                   4.75               5/15/2031                 5,038
   14,675      Vallejo Sanitation and Flood Control COP,
                 Series 1993 (INS)                                    5.00               7/01/2019                15,719
    7,085      Washington Township Health Care District RB,
                 Series 1999                                          5.13               7/01/2023                 7,147

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                           COUPON                   FINAL                MARKET
   AMOUNT      SECURITY                                               RATE                MATURITY                 VALUE
------------------------------------------------------------------------------------------------------------------------
  $ 5,000      Washington Township Health Care District
                 Refunding and Revenue Bonds, Series 2007A            5.00%              7/01/2037              $  4,939
    1,515      Watsonville Hospital RB, Series 1996A (ETM)            6.20               7/01/2012                 1,621
                                                                                                                --------
                                                                                                                 696,822
                                                                                                                --------
               PUERTO RICO (1.2%)
    7,500      Commonwealth Public Improvement Bond, Series 2006A     5.25               7/01/2030                 7,757
      700      Government Development Bank CP                         4.78              10/05/2007                   700
                                                                                                                --------
                                                                                                                   8,457
                                                                                                                --------
               Total Fixed-Rate Instruments (cost: $693,649)                                                     705,279
                                                                                                                --------
               PERIODIC AUCTION RESET BONDS (2.1%)

               CALIFORNIA (2.1%)
   13,025      ABAG Finance Auth. for Nonprofit Corporations
                 Revenue Refunding Bonds, Series 2005 (INS)           6.25               11/15/2035               13,025
    2,050      Statewide Communities Development Auth. COP,
                 SAVRS, Series 1998 (INS)                             7.80               12/01/2028                2,050
                                                                                                                --------
               Total Periodic Auction Reset Bonds (cost: $15,075)                                                 15,075
                                                                                                                --------

               TOTAL INVESTMENTS (COST: $708,724)                                                               $720,354
                                                                                                                ========

24

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2007 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) At September 30, 2007, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

         (b) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         (c) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

         (d) At September 30, 2007, the aggregate market value of securities purchased on a when-issued basis was $14,783,000.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2007 (UNAUDITED)

ASSETS
   Investments in securities, at market value (identified cost of $708,724)           $720,354
   Cash                                                                                     18
   Receivables:
      Capital shares sold                                                                  282
      Interest                                                                           9,381
                                                                                      --------
         Total assets                                                                  730,035
                                                                                      --------
LIABILITIES
   Payables:
      Securities purchased                                                              14,690
      Capital shares redeemed                                                              296
      Dividends on capital shares                                                          721
   Accrued management fees                                                                 182
   Accrued transfer agent's fees                                                             1
   Other accrued expenses and payables                                                      49
                                                                                      --------
         Total liabilities                                                              15,939
                                                                                      --------
            Net assets applicable to capital shares outstanding                       $714,096
                                                                                      ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                    $701,567
   Accumulated net realized gain on investments                                            899
   Net unrealized appreciation of investments                                           11,630
                                                                                      --------
            Net assets applicable to capital shares outstanding                       $714,096
                                                                                      ========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                                          66,301
                                                                                      ========
   Net asset value, redemption price, and offering price per share                    $  10.77
                                                                                      ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA CALIFORNIA BOND FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007 (UNAUDITED)

INVESTMENT INCOME
  Interest income                                                         $ 17,713
                                                                          --------
EXPENSES
  Management fees                                                            1,094
  Administration and servicing fees                                            538
  Transfer agent's fees                                                        109
  Custody and accounting fees                                                   52
  Postage                                                                       15
  Shareholder reporting fees                                                    14
  Trustees' fees                                                                 4
  Professional fees                                                             32
  Other                                                                          8
                                                                          --------
     Total expenses                                                          1,866
  Expenses paid indirectly                                                     (57)
                                                                          --------
     Net expenses                                                            1,809
                                                                          --------
NET INVESTMENT INCOME                                                       15,904
                                                                          --------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net realized loss                                                           (111)
  Change in net unrealized appreciation/depreciation                       (17,622)
                                                                          --------
     Net realized and unrealized loss                                      (17,733)
                                                                          --------
  Decrease in net assets resulting from operations                        $ (1,829)
                                                                          ========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA CALIFORNIA BOND FUND

SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007 (UNAUDITED),
AND YEAR ENDED MARCH 31, 2007

                                                             9/30/2007       3/31/2007
                                                             -------------------------
FROM OPERATIONS
   Net investment income                                      $ 15,904        $ 30,470
   Net realized gain (loss) on investments                        (111)          3,315
   Change in net unrealized appreciation/depreciation
      of investments                                           (17,622)          2,520
                                                              ------------------------
      Increase (decrease) in net assets resulting
         from operations                                        (1,829)         36,305
                                                              ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                       (15,904)        (30,470)
   Net realized gains                                                -          (8,039)
                                                              ------------------------
      Distributions to shareholders                            (15,904)        (38,509)
                                                              ------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                    38,997          78,661
   Reinvested dividends                                         11,213          27,631
   Cost of shares redeemed                                     (44,342)        (72,882)
                                                              ------------------------
      Increase in net assets from capital share
         transactions                                            5,868          33,410
                                                              ------------------------
   Net increase (decrease) in net assets                       (11,865)         31,206

NET ASSETS
   Beginning of period                                         725,961         694,755
                                                              ------------------------
   End of period                                              $714,096        $725,961
                                                              ========================

CHANGE IN SHARES OUTSTANDING
   Shares sold                                                   3,595           7,095
   Shares issued for dividends reinvested                        1,036           2,489
   Shares redeemed                                              (4,098)         (6,583)
                                                              ------------------------
      Increase in shares outstanding                               533           3,001
                                                              ========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2007 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this semiannual report pertains only to the USAA California Bond Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with a high level of current interest income that is exempt from federal and California state income taxes.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              2. Short-term  securities with original or remaining maturities of
                 60 days or less may be valued at amortized cost, which approximates market value.

              3. Securities   for  which  market   quotations  are  not  readily
                 available or are considered unreliable, or whose values have been materially

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2007 (UNAUDITED)

                 affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value
                 (NAV) to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2007 (UNAUDITED)

              securities and the straight-line method for short-term securities. The Fund concentrates its investments in California tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

           D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of September 30, 2007, net outstanding delayed-delivery commitments, including interest purchased, for the Fund were $14,690,000, all of which were when-issued securities.

           E. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended September 30, 2007, these custodian and other bank credits reduced the Fund's expenses by $57,000.

           F. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2007 (UNAUDITED)

              that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended September 30, 2007, the Fund paid CAPCO facility fees of $1,000, which represents 1.9% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2007.

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2007 (UNAUDITED)

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2008, in accordance with applicable tax law.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds  from  sales/maturities  of  securities,
         excluding  short-term  securities,   for  the  six-month  period  ended
         September 30, 2007, were $80,975,000 and $57,587,000, respectively.

         As of September 30, 2007, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of September 30, 2007, were $19,265,000 and $7,635,000, respectively, resulting in net unrealized appreciation of $11,630,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper California Municipal Debt Funds Index,

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2007 (UNAUDITED)

              which tracks the total return performance of the 30 largest funds in the Lipper California Municipal Debt Funds category. The Fund's base fee is accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA California Bond and USAA California Money Market funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based on average net assets. For the six-month period ended September 30, 2007, the Fund's effective annualized base fee was 0.31% of the Fund's average net assets for the same period.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                          +/- 0.04%
+/- 0.51% to 1.00%                          +/- 0.05%
+/- 1.01% and greater                       +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2007 (UNAUDITED)

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper California Municipal Debt Funds Index over that period, even if the Fund had overall negative returns during the performance period.

              For the six-month period ended September 30, 2007, the Fund incurred total management fees, paid or payable to the Manager, of $1,094,000, which included a performance adjustment of $(24,000) that decreased the base management fee of 0.31% by less than 0.01%.

           B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended September 30, 2007, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $538,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended September 30, 2007, the Fund reimbursed the Manager $6,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2007 (UNAUDITED)

              administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended September 30, 2007, the Fund incurred transfer agent's fees, paid or payable to SAS, of $109,000.

           D. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

           A. FASB INTERPRETATION NO. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. The Manager has determined that the adoption of FIN 48 will not result in a material impact to the Fund's net assets, results of operations, or financial statement disclosures.

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2007 (UNAUDITED)

           B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of September 30, 2007, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

           C. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS
              159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option prior to the effective date.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2007 (UNAUDITED)

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                         SIX-MONTH
                                        PERIOD ENDED
                                        SEPTEMBER 30,                         YEAR ENDED MARCH 31,
                                        -----------------------------------------------------------------------------------
                                            2007           2007           2006           2005           2004           2003
                                        -----------------------------------------------------------------------------------
Net asset value at
   beginning of period                  $  11.04       $  11.07       $  11.12       $  11.31       $  11.25       $  10.73
                                        -----------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                     .24            .48            .48            .49            .49            .51
   Net realized and
      unrealized gain (loss)                (.27)           .10           (.00)(a)       (.15)           .12            .52
                                        -----------------------------------------------------------------------------------
Total from investment operations            (.03)           .58            .48            .34            .61           1.03
                                        -----------------------------------------------------------------------------------
Less distributions:
   From net investment income               (.24)          (.48)          (.48)          (.49)          (.49)          (.51)
   From realized capital gains                 -           (.13)          (.05)          (.04)          (.06)             -
                                        -----------------------------------------------------------------------------------
   Total distributions                      (.24)          (.61)          (.53)          (.53)          (.55)          (.51)
                                        -----------------------------------------------------------------------------------
Net asset value at end of period        $  10.77       $  11.04       $  11.07       $  11.12       $  11.31       $  11.25
                                        ===================================================================================
Total return (%)*                           (.26)          5.31           4.34           3.07           5.54           9.74
Net assets at end of period (000)       $714,096       $725,961       $694,755       $669,171       $674,807       $700,665
Ratio of expenses to average
   net assets (%)**(c)                       .52(b)         .53            .56            .57            .58            .54
Ratio of net investment income
   to average net assets (%)**              4.44(b)        4.33           4.28           4.38           4.36           4.58
Portfolio turnover (%)                         8             31             37             14             21             26

  *  Assumes  reinvestment of all net investment income and realized capital gain distributions  during the period.
 **  For the six-month  period ended September 30, 2007, average net assets were $717,092,000.
(a)  Represents less than $0.01 per share.
(b)  Annualized.  The  ratio  is not  necessarily  indicative  of 12  months  of operations.
(c)  Reflects  total  operating  expenses of the Fund before  reductions  of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                            (.02%)         (.01%)         (.00%)(+)      (.00%)(+)      (.00%)(+)      (.00%)(+)
     (+) Represents less than 0.01% of average net assets.

38

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2007

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2007, through September 30, 2007.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2007

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                 EXPENSES PAID
                                     BEGINNING               ENDING              DURING PERIOD*
                                   ACCOUNT VALUE          ACCOUNT VALUE          APRIL 1, 2007 -
                                   APRIL 1, 2007       SEPTEMBER 30, 2007      SEPTEMBER 30, 2007
                                  ---------------------------------------------------------------
Actual                              $1,000.00              $  997.38                 $2.50
Hypothetical
  (5% return before expenses)        1,000.00               1,022.50                  2.53

         *Expenses are equal to the Fund's annualized expense ratio of 0.50%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of (0.26)% for the six-month period of April 1, 2007, through September 30, 2007.

40

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2007 (UNAUDITED)

         At a meeting of the Board of Trustees held on April 18, 2007, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the continuance of the Investment Advisory Agreement between the Trust and the Manager with respect to the Fund.

         In advance of the meeting, the Trustees received and considered a variety of information relating to the Investment Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed Investment Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the Investment Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed Investment Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board of Trustees of the Trust receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Investment Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2007 (UNAUDITED)

         that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement included information previously received at such meetings.

         After full consideration of a variety of factors, the Board of Trustees, including the Independent Trustees, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board of Trustees reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

         The Board considered the Manager's management style and the performance of its duties under the Investment Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels.

42

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2007 (UNAUDITED)

         The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads or front-end loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load and front-end load retail and institutional open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data,

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2007 (UNAUDITED)

         the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment - was below the median of its expense group and was slightly above the median of its expense universe. The data indicated that the Fund's total expense ratio was lower than the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services provided by the Manager. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee.

         In considering the Fund's performance, the Board of Trustees noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the approval of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance exceeded the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2006. The Board also noted that the Fund's percentile performance ranking was in the top 30% of its performance universe for the one-, three-, and five-year periods ended December 31, 2006. The Board took into account management's discussion of the Fund's recent performance.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information

44

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2007 (UNAUDITED)

         considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of services received by the Fund from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

         ECONOMIES OF SCALE. The Board noted that the Fund has advisory fee breakpoints that allow the Fund to participate in economies of scale and that such economies of scale were currently reflected in the advisory fee. The Board considered whether there should be changes to such breakpoint levels and the effect of such changes on the Fund's overall expenses. In this regard, the Board took into account management's discussion of the Fund's breakpoint levels. The Board noted that the Fund's contractual management fee is below or comparable to the asset-weighted average of funds at all asset levels in its peer group as set forth in the report prepared by the independent third party. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that the Fund may realize additional economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2007 (UNAUDITED)

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
         (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the
         Manager. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders.

46

 N O T E S
==========----------------------------------------------------------------------

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                                                                              47

 N O T E S
==========----------------------------------------------------------------------

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48

 N O T E S
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

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

--------------------------------------------------------------------------------

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
            UNDERWRITER, AND    San Antonio, Texas 78265-9825
                 DISTRIBUTOR

--------------------------------------------------------------------------------

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

--------------------------------------------------------------------------------

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

--------------------------------------------------------------------------------

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

--------------------------------------------------------------------------------

                 MUTUAL FUND    LEARN MORE NOW
          SELF-SERVICE  24/7    At  "Products  &  Services"   click
                AT  USAA.COM    "Investments" then "Mutual Funds"

                                View account balance, transactions, fund prices; or exchange/redeem fund shares. Go to "My Accounts" then "Investments"

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8181; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

-------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                   Postage
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--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

39600-1107     W                            (C)2007, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended September 30, 2007

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    NOVEMBER 26, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    NOVEMBER 28, 2007
         ------------------------------


By:*     DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    NOVEMBER 28, 2007
         ------------------------------


*Print the name and title of each signing officer under his or her signature.